PENSION AND EMPLOYEE FUTURE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2017
Table Text Block [Abstract]
Actuarial assumptions as at December 31:
	Defined benefit			Non-pension			Defined benefit			Non-pension			Defined benefit			Non-pension
	pension plans			benefit plans			pension plans			benefit plans			pension plans			benefit plans
	2017						2016						2015
	(%)						(%)						(%)
Discount rate	2.4	-	7.3	3.7	-	7.1	2.2	-	7.3	4.1	-	7.3	2.9	-	4.7	4.2	-	4.7
Rate of price inflation	1.5	-	3.5	N/A			1.5	-	3.5	N/A			2.0	-	2.5	N/A
Rate of compensation
increases	2.5	-	4.0	2.5	-	4.0	2.5	-	4.0	2.5	-	4.0	2.5	-	3.0	2.5	-	3.0
Health care trend rate(1)	N/A			5.3	-	6.9	N/A			5.3	-	6.9	N/A			6.3	-	7.1

Expense recognized in the consolidated statements of income and consolidated statements of comprehensive income for the year ended December 31:
	Defined benefit	Non-pension	Defined benefit	Non-pension	Defined benefit	Non-pension
	pension plans	benefit plans	pension plans	benefit plans	pension plans	benefit plans
(MILLIONS)	2017		2016		2015
Current service costs	$3	$1	$3	$1	$3	$1
Past service costs (recovery)	(1)	-	-	-	1	(1)
Interest expense	2	3	2	3	1	2
Administrative expenses	1	-	1	-	1	-
Recognized in consolidated
statement of income	5	4	6	4	6	2
Remeasurement of the net
defined benefit liability:
Return on plan assets	(8)	-	(2)	-	(1)	-
Actuarial changes arising
from changes in
demographic assumptions	1	(2)	(1)	(1)	2	(5)
Actuarial changes arising
from changes in
financial assumptions	7	3	5	1	(2)	(1)
Experience adjustments	-	1	-	-	2	-
Recognized in consolidated
statement of comprehensive
income	-	2	2	-	1	(6)
Total	$5	$6	$8	$4	$7	$(4)

The amounts included in the consolidated statements of financial position arising from Brookfield Renewables obligations in respect of its defined benefit plans are as follows:
	Defined benefit	Non-pension	Defined benefit	Non-pension	Defined benefit	Non-pension
	pension plans	benefit plans	pension plans	benefit plans	pension plans	benefit plans
(MILLIONS)	2017		2016		2015
Present value of defined
benefit obligation	$172	$57	$158	$53	$124	$35
Fair value of plan assets	(135)	(5)	(119)	(5)	(103)	-
Net liability	$37	$52	$39	$48	$21	$35

	Defined benefit	Non-pension	Defined benefit	Non-pension	Defined benefit	Non-pension
	pension plans	benefit plans	pension plans	benefit plans	pension plans	benefit plans
(MILLIONS)	2017		2016		2015
Balance, beginning of year	$158	$53	$124	$35	$128	$43
Current service cost	3	1	3	1	3	1
Past service (recovery) cost	(1)	-	-	-	1	(1)
Interest expense	7	3	7	3	5	2
Remeasurement losses (gains)
Actuarial changes arising
from changes in
demographic assumptions	1	(2)	(1)	(1)	2	(5)
Actuarial changes arising
from changes in
financial assumptions	7	3	5	1	(2)	(1)
Experience adjustments	-	1	-	-	2	-
Benefits paid	(7)	(2)	(8)	(2)	(5)	(2)
Business combination	-	-	25	14	-	-
Exchange differences	4	-	3	2	(10)	(2)
Balance, end of year	$172	$57	$158	$53	$124	$35

The movement in the fair value of plan assets for the year ended December 31 is as follows:
	Defined benefit	Non-pension	Defined benefit	Non-pension	Defined benefit	Non-pension
	pension plans	benefit plans	pension plans	benefit plans	pension plans	benefit plans
(MILLIONS)	2017		2016		2015
Balance, beginning of year	$119	$5	$103	$-	$108	$-
Interest income	5	-	5	-	4	-
Return on plan assets	8	-	2	-	1	-
Employer contributions	5	2	7	3	5	2
Business combination	-	-	9	4	-	-
Benefits paid	(7)	(2)	(8)	(2)	(5)	(2)
Exchange differences	5	-	1	-	(10)	-
Balance, end of year	$135	$5	$119	$5	$103	$-

The composition of plan assets as at December 31 is as follows:
	2017	2016
	(%)	(%)
Asset category:
Cash and cash equivalents	2	5
Equity securities	54	50
Debt securities	44	44
Real estate	-	1
	100	100